UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Multimarket

Income Trust

SEMIANNUAL REPORT

April 30, 2011

MMT-SEM

MFS® MULTIMARKET INCOME TRUST

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	57.1%
Emerging Markets Bonds	23.7%
High Grade Corporates	14.4%
Non-U.S. Government Bonds	9.3%
Commercial Mortgage-Backed Securities	4.8%
Mortgage-Backed Securities	1.8%
Collateralized Debt Obligations	0.8%
Asset-Backed Securities	0.5%
Floating Rate Loans	0.4%
U.S. Treasury Securities	(8.1)%

Composition including fixed income credit quality (a)(i)
AAA	6.2%
AA	4.9%
A	8.1%
BBB	21.8%
BB	29.1%
B	29.6%
CCC	9.5%
CC	0.6%
C	0.2%
U.S. Government	2.0%
Federal Agencies	1.9%
Not Rated	(9.2)%
Non-Fixed Income	0.6%
Cash & Other	(5.3)%

Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	8.1 yrs.

Issuer country weightings (i)
United States	56.4%
Canada	3.5%
United Kingdom	2.9%
Brazil	2.7%
Russia	2.6%
Japan	2.6%
Mexico	2.2%
Indonesia	2.2%
Italy	1.8%
Other Countries	23.1%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since April 2006.

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since October 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

Note to Shareholders: Effective May 1, 2011, William Adams replaced John Addeo as a co-manager of the fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 112.4%
Issuer	Shares/Par	Value ($)

Aerospace - 0.9%
BE Aerospace, Inc., 8.5%, 2018	$1,135,000	$1,265,479
Bombardier, Inc., 7.5%, 2018 (n)	1,285,000	1,424,744
Bombardier, Inc., 7.75%, 2020 (n)	445,000	495,619
Bombardier, Inc., 7.45%, 2034 (n)	210,000	208,950
CPI International Acquisition, Inc., 8%, 2018 (z)	315,000	316,575
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	915,000	775,463
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	815,000	857,788

		$5,344,618
Airlines - 0.1%
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	$484,838	$475,141
Continental Airlines, Inc., 7.25%, 2021	189,613	202,886

		$678,027
Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016	$820,000	$890,725
Hanesbrands, Inc., 6.375%, 2020	500,000	495,000
Phillips-Van Heusen Corp., 7.375%, 2020	1,185,000	1,282,763

		$2,668,488
Asset-Backed & Securitized - 6.0%
ARCap REIT, Inc., CDO, “H”, FRN, 6.064%, 2045 (q)(z)	$2,000,000	$55,000
Banc of America Commercial Mortgage, Inc., FRN, 5.932%, 2051	2,000,000	2,205,395
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	795,355	798,559
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040 (z)	2,915,899	1,644,529
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	390,311	245,258
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,160,000	1,142,066
Crest Ltd., CDO, 7%, 2040	2,143,718	107,186
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	997,608	1,021,504
Falcon Franchise Loan LLC, FRN, 3.633%, 2025 (i)(z)	5,017,006	395,340
First Union National Bank Commercial Mortgage Trust, FRN, 1.328%, 2043 (i)(z)	2,254,122	1,345
First Union-Lehman Brothers Bank of America, FRN, 0.584%, 2035 (i)	16,121,663	274,055
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	955,806	988,699
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	2,104,516	2,093,994

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
GMAC LLC, FRN, 6.02%, 2033 (z)	$1,240,947	$1,286,138
GMAC LLC, FRN, 7.936%, 2034 (n)	1,853,000	1,853,000
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,590,000	1,732,163
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	2,130,000	2,308,430
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,590,000	1,743,575
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.061%, 2045	1,590,000	1,767,511
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049	2,000,000	2,182,046
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, “C”, 6.258%, 2051	270,000	210,298
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.067%, 2030 (i)	3,885,266	80,934
Merrill Lynch Mortgage Trust, “B”, FRN, 6.02%, 2050	270,000	169,584
Morgan Stanley Capital I, Inc., FRN, 1.388%, 2039 (i)(z)	8,577,300	235,876
Multi Security Asset Trust, “A3”, 5%, 2035 (z)	2,458,764	2,491,036
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	531,847	531,855
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)	2,581,000	2,599,274
Structured Asset Securities Corp., FRN, 4.67%, 2035	206,831	206,575
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	1,375,626	1,499,392
Wachovia Bank Commercial Mortgage Trust, FRN, 5.883%, 2047	1,496,845	789,344
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	229,557	98,908
Wachovia Bank Commercial Mortgage Trust, FRN, 6.096%, 2051	2,000,000	2,183,883

		$34,942,752
Automotive - 2.1%
Accuride Corp., 9.5%, 2018	$855,000	$953,325
Allison Transmission, Inc., 11%, 2015 (n)	1,720,000	1,870,500
Allison Transmission, Inc., 7.125%, 2019 (z)	185,000	187,313
Ford Motor Credit Co. LLC, 8%, 2014	620,000	700,044
Ford Motor Credit Co. LLC, 12%, 2015	5,855,000	7,472,051
Goodyear Tire & Rubber Co., 10.5%, 2016	540,000	611,550
RCI Banque S.A., 4.6%, 2016 (z)	266,000	270,279
UCI International, Inc., 8.625%, 2019 (z)	280,000	297,500

		$12,362,562
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$1,045,000	$1,149,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 2.9%
Allbritton Communications Co., 8%, 2018	$790,000	$837,400
Citadel Broadcasting Corp., 7.75%, 2018 (z)	185,000	200,263
Entravision Communications Corp., 8.75%, 2017	300,000	321,750
Gray Television, Inc., 10.5%, 2015	250,000	269,375
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,590,000	1,681,425
Intelsat Bermuda Ltd., 11.25%, 2017	815,000	889,369
Intelsat Jackson Holdings Ltd., 9.5%, 2016	4,430,000	4,662,575
Intelsat Jackson Holdings Ltd., 11.25%, 2016	350,000	371,875
Lamar Media Corp., 6.625%, 2015	340,000	347,650
Liberty Media Corp., 8.5%, 2029	805,000	788,900
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,335,561	1,322,205
Newport Television LLC, 13%, 2017 (n)(p)	390,493	397,828
Nexstar Broadcasting, Inc., 7%, 2014	175,000	174,781
Nexstar Broadcasting, Inc., 7%, 2014 (p)	534,998	534,329
Salem Communications Corp., 9.625%, 2016	172,000	184,900
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	570,000	636,975
Sinclair Broadcast Group, Inc., 8.375%, 2018	195,000	208,650
SIRIUS XM Radio, Inc., 13%, 2013 (n)	250,000	296,875
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,010,000	1,131,200
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	630,000	670,950
Univision Communications, Inc., 12%, 2014 (n)	208,000	224,120
Univision Communications, Inc., 6.875%, 2019 (z)	295,000	296,106
Univision Communications, Inc., 7.875%, 2020 (n)	445,000	473,925
Young Broadcasting, Inc., 8.75%, 2014 (d)	215,000	0

		$16,923,426
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$690,000	$710,700
E*TRADE Financial Corp., 12.5%, 2017	1,050,000	1,253,438
Janus Capital Group, Inc., 6.7%, 2017	2,020,000	2,211,631

		$4,175,769
Building - 1.5%
Building Materials Holding Corp., 6.875%, 2018 (n)	$755,000	$779,538
Building Materials Holding Corp., 7%, 2020 (n)	470,000	489,975
Building Materials Holding Corp., 6.75%, 2021 (z)	455,000	461,256
CEMEX Finance LLC, 9.5%, 2016 (n)	1,341,000	1,428,165
CEMEX S.A.B. de C.V., 9%, 2018 (n)	337,000	349,216
CEMEX S.A.B. de C.V., FRN, 5.301%, 2015 (z)	552,000	547,308
Masonite International Corp., 8.25%, 2021 (z)	455,000	464,953
Nortek, Inc., 10%, 2018 (n)	325,000	347,750
Nortek, Inc., 8.5%, 2021 (z)	1,100,000	1,097,250
Odebrecht Finance Ltd., 6%, 2023 (z)	423,000	421,943

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Owens Corning, 9%, 2019		$2,070,000	$2,468,514

			$8,855,868
Business Services - 0.9%
First Data Corp., 12.625%, 2021 (z)		$410,000	$449,463
Interactive Data Corp., 10.25%, 2018 (n)		1,115,000	1,243,225
Iron Mountain, Inc., 6.625%, 2016		1,250,000	1,251,563
SunGard Data Systems, Inc., 10.25%, 2015		1,020,000	1,071,000
SunGard Data Systems, Inc., 7.375%, 2018 (n)		470,000	485,275
SunGard Data Systems, Inc., 7.625%, 2020 (n)		515,000	536,888

			$5,037,414
Cable TV - 4.5%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)		$280,000	$297,500
Cablevision Systems Corp., 8.625%, 2017		630,000	705,600
CCH II LLC, 13.5%, 2016		1,410,000	1,700,813
CCO Holdings LLC, 7.875%, 2018		715,000	774,881
CCO Holdings LLC, 8.125%, 2020		1,000,000	1,112,500
Cequel Communications Holdings, 8.625%, 2017 (z)		370,000	396,825
Charter Communications Operating LLC, 10.875%, 2014 (n)		580,000	648,150
CSC Holdings LLC, 8.5%, 2014		1,325,000	1,482,344
CSC Holdings LLC, 8.5%, 2015		2,515,000	2,744,494
DIRECTV Holdings LLC, 5.2%, 2020		3,340,000	3,504,926
Insight Communications Co., Inc., 9.375%, 2018 (n)		895,000	1,000,163
Mediacom LLC, 9.125%, 2019		950,000	1,030,750
Myriad International Holdings B.V., 6.375%, 2017 (n)		1,181,000	1,263,670
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,210,590
Telenet Finance Luxembourg, 6.375%, 2020 (z)	EUR	240,000	348,367
Time Warner Cable, Inc., 5%, 2020		$2,630,000	2,718,805
UPCB Finance III Ltd., 6.625%, 2020 (z)		1,294,000	1,272,973
Videotron LTEE, 6.875%, 2014		1,520,000	1,540,900
Virgin Media Finance PLC, 9.125%, 2016		1,720,000	1,825,350
Virgin Media Finance PLC, 9.5%, 2016		680,000	779,450

			$26,359,051
Chemicals - 3.7%
Ashland, Inc., 9.125%, 2017		$2,490,000	$2,879,063
Celanese U.S. Holdings LLC, 6.625%, 2018		1,125,000	1,184,063
Dow Chemical Co., 8.55%, 2019		1,500,000	1,923,137
Fufeng Group Ltd., 7.625%, 2016 (z)		238,000	230,563
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		1,515,000	1,643,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - continued
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)		$280,000	$302,400
Huntsman International LLC, 8.625%, 2021 (n)		1,795,000	2,014,888
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	156,702
Lyondell Chemical Co., 8%, 2017 (n)		$387,000	431,505
Lyondell Chemical Co., 11%, 2018		4,382,686	4,952,435
Momentive Performance Materials, Inc., 12.5%, 2014		1,438,000	1,594,383
Momentive Performance Materials, Inc., 11.5%, 2016		1,704,000	1,848,840
Mosaic Co., 7.625%, 2016 (n)		695,000	748,863
Polypore International, Inc., 7.5%, 2017 (n)		190,000	201,281
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		568,000	584,294
Solutia, Inc., 7.875%, 2020		920,000	1,009,700

			$21,705,892
Computer Software - 0.1%
Syniverse Holdings, Inc., 9.125%, 2019 (z)		$660,000	$707,850

Computer Software - Systems - 0.3%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		$1,785,000	$1,972,425

Conglomerates - 0.9%
Actuant Corp., 6.875%, 2017		$1,495,000	$1,541,719
Amsted Industries, Inc., 8.125%, 2018 (n)		905,000	968,350
Griffon Corp., 7.125%, 2018 (z)		925,000	958,531
Pinafore LLC, 9%, 2018 (n)		1,550,000	1,693,375

			$5,161,975
Construction - 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		$477,000	$527,085

Consumer Products - 0.8%
ACCO Brands Corp., 10.625%, 2015		$140,000	$157,850
ACCO Brands Corp., 7.625%, 2015		435,000	445,875
Easton-Bell Sports, Inc., 9.75%, 2016		735,000	823,200
Elizabeth Arden, Inc., 7.375%, 2021		590,000	620,975
Jarden Corp., 7.5%, 2017		895,000	961,006
Libbey Glass, Inc., 10%, 2015		666,000	727,605
Visant Corp., 10%, 2017		965,000	1,042,200

			$4,778,711
Consumer Services - 0.9%
KAR Holdings, Inc., 10%, 2015		$607,000	$638,868
Realogy Corp., 10.5%, 2014		420,000	426,300
Realogy Corp., 11.5%, 2017 (z)		325,000	338,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - continued
Service Corp. International, 6.75%, 2015	$265,000	$284,875
Service Corp. International, 7%, 2017	3,300,000	3,588,750

		$5,277,606
Containers - 1.2%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$970,000	$1,012,438
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	195,000	213,038
Greif, Inc., 6.75%, 2017	1,515,000	1,605,900
Owens-Illinois, Inc., 7.375%, 2016	550,000	606,375
Packaging Dynamics Corp., 8.75%, 2016 (z)	330,000	341,963
Reynolds Group, 7.75%, 2016 (n)	940,000	996,400
Reynolds Group, 7.125%, 2019 (n)	570,000	594,225
Reynolds Group, 9%, 2019 (n)	885,000	932,569
Reynolds Group, 8.25%, 2021 (n)	460,000	467,475

		$6,770,383
Defense Electronics - 0.2%
ManTech International Corp., 7.25%, 2018	$835,000	$885,100
MOOG, Inc., 7.25%, 2018	445,000	472,813

		$1,357,913
Electronics - 0.5%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$500,000	$568,125
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	710,000	788,100
Jabil Circuit, Inc., 7.75%, 2016	1,345,000	1,526,575
NXP B.V., 9.75%, 2018 (n)	107,000	123,853

		$3,006,653
Emerging Market Quasi-Sovereign - 7.2%
Banco del Estado de Chile, 4.125%, 2020 (n)	$470,000	$440,823
Banco do Brasil (Cayman Branch), FRN, 8.5%, 2049	738,000	866,228
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,332,000	1,303,207
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	667,700
BNDES Participacoes S.A., 5.5%, 2020 (n)	277,000	282,956
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (z)	1,242,000	1,225,587
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (z)	293,000	294,674
Development Bank of Kazakhstan, 5.5%, 2015 (n)	1,930,000	2,021,675
Ecopetrol S.A., 7.625%, 2019	821,000	964,675
Franshion Development Ltd., 6.75%, 2021 (z)	438,000	434,715
Gaz Capital S.A., 8.125%, 2014 (n)	1,540,000	1,766,226
Gaz Capital S.A., 9.25%, 2019	744,000	928,140
KazMunaiGaz Finance B.V., 8.375%, 2013	1,078,000	1,199,275
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,793,000	3,491,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	$713,000	$864,513
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,656,298
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,397,498
Majapahit Holding B.V., 7.75%, 2020 (n)	1,741,000	2,010,855
Novatek Finance Ltd., 5.326%, 2016 (n)	295,000	305,226
Novatek Finance Ltd., 6.604%, 2021 (n)	439,000	462,048
OAO Gazprom, 6.212%, 2016	1,886,000	2,046,310
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,436,277
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,868,225
Petrobras International Finance Co., 6.75%, 2041	657,000	683,823
Petroleos Mexicanos, 8%, 2019	1,382,000	1,670,838
Petroleos Mexicanos, 6%, 2020	1,610,000	1,721,895
Petroleos Mexicanos, 5.5%, 2021	994,000	1,018,353
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	568,820
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	625,792	636,743
PTTEP Canada International Finance Ltd., 5.692%, 2021 (z)	1,695,000	1,713,661
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	1,506,000	1,646,811
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,230,000	1,398,145
SCF Capital Ltd., 5.375%, 2017 (n)	1,134,000	1,118,464
Transnet Ltd., 4.5%, 2016 (n)	377,000	385,991
VEB Finance Ltd., 6.902%, 2020 (n)	1,177,000	1,262,333
VTB Capital S.A., 6.465%, 2015 (n)	407,000	434,473

		$42,194,731
Emerging Market Sovereign - 8.0%
Dominican Republic, 7.5%, 2021 (n)	$453,000	$474,291
Government of Ukraine, 6.875%, 2015 (n)	698,000	728,363
Government of Ukraine, 7.75%, 2020 (n)	485,000	506,825
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	1,888,000	818,448
Republic of Argentina, FRN, 8.28%, 2033	4,003,027	3,562,694
Republic of Colombia, 7.375%, 2019	716,000	869,940
Republic of Colombia, 8.125%, 2024	679,000	875,231
Republic of Croatia, 6.375%, 2021 (z)	629,000	639,787
Republic of Georgia, 6.875%, 2021 (z)	216,000	213,840
Republic of Hungary, 6.375%, 2021	1,542,000	1,599,825
Republic of Indonesia, 6.875%, 2018	1,676,000	1,921,115
Republic of Indonesia, 11.625%, 2019 (n)	872,000	1,270,940
Republic of Indonesia, 11.625%, 2019	733,000	1,068,348
Republic of Indonesia, 4.875%, 2021 (z)	671,000	671,000
Republic of Indonesia, 7.75%, 2038 (n)	1,559,000	1,901,980
Republic of Lithuania, 6.125%, 2021 (z)	212,000	220,480
Republic of Panama, 8.875%, 2027	1,273,000	1,749,739

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Panama, 9.375%, 2029	$1,746,000	$2,515,113
Republic of Panama, 6.7%, 2036	265,000	298,788
Republic of Peru, 7.35%, 2025	544,000	631,040
Republic of Peru, 8.75%, 2033	1,966,000	2,527,293
Republic of Philippines, 6.5%, 2020	489,000	563,573
Republic of Philippines, 5.5%, 2026	802,000	798,993
Republic of Philippines, 6.375%, 2032	540,000	574,425
Republic of Philippines, 6.375%, 2034	2,781,000	2,972,194
Republic of Serbia, 6.75%, 2024	383,600	387,436
Republic of South Africa, 5.5%, 2020	999,000	1,061,438
Republic of South Africa, 6.25%, 2041	1,151,000	1,191,285
Republic of Sri Lanka, 6.25%, 2020 (n)	285,000	286,083
Republic of Turkey, 7%, 2019	790,000	908,500
Republic of Turkey, 5.625%, 2021	670,000	695,460
Republic of Ukraine, 7.95%, 2021 (n)	1,154,000	1,207,084
Republic of Venezuela, 5.75%, 2016	3,742,000	2,871,985
Republic of Venezuela, 7.65%, 2025	1,345,000	823,813
Republic of Vietnam, 6.75%, 2020	1,074,000	1,122,330
Russian Federation, 7.5%, 2030	1,947,980	2,274,267
Ukraine Government International, 6.58%, 2016	1,418,000	1,441,043
United Mexican States, 5.625%, 2017	1,364,000	1,520,860
United Mexican States, 5.95%, 2019	268,000	301,098
United Mexican States, 5.75%, 2110	408,000	371,280

		$46,438,227
Energy - Independent - 4.7%
Anadarko Petroleum Corp., 6.45%, 2036	$270,000	$278,196
Anadarko Petroleum Corp., 6.2%, 2040	590,000	588,372
Bill Barrett Corp., 9.875%, 2016	805,000	915,688
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	730,000	779,275
Chaparral Energy, Inc., 8.875%, 2017	1,105,000	1,171,300
Chesapeake Energy Corp., 6.875%, 2020	854,000	930,860
Concho Resources, Inc., 8.625%, 2017	540,000	596,700
Continental Resources, 8.25%, 2019	815,000	904,650
Denbury Resources, Inc., 8.25%, 2020	855,000	953,325
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	850,000	926,500
Harvest Operations Corp., 6.875%, 2017 (n)	1,120,000	1,171,800
Hilcorp Energy I LP, 9%, 2016 (n)	1,415,000	1,478,675
LINN Energy LLC, 8.625%, 2020	160,000	176,800
LINN Energy LLC, 7.75%, 2021 (n)	792,000	848,430
Newfield Exploration Co., 6.625%, 2014	435,000	444,244
Newfield Exploration Co., 6.625%, 2016	845,000	873,519
Newfield Exploration Co., 6.875%, 2020	330,000	348,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
OPTI Canada, Inc., 9.75%, 2013 (n)	$685,000	$691,850
OPTI Canada, Inc., 8.25%, 2014	1,540,000	820,050
Penn Virginia Corp., 10.375%, 2016	665,000	754,775
Petrohawk Energy Corp., 7.25%, 2018	330,000	350,625
Pioneer Natural Resources Co., 6.875%, 2018	1,400,000	1,523,424
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,150,192
Plains Exploration & Production Co., 7%, 2017	2,510,000	2,597,850
QEP Resources, Inc., 6.875%, 2021	1,189,000	1,281,148
Quicksilver Resources, Inc., 8.25%, 2015	1,120,000	1,187,200
Quicksilver Resources, Inc., 9.125%, 2019	875,000	960,313
Range Resources Corp., 8%, 2019	560,000	617,400
SandRidge Energy, Inc., 8%, 2018 (n)	1,470,000	1,554,525
Whiting Petroleu Corp., 6.5%, 2018	495,000	517,275

		$27,393,936
Energy - Integrated - 0.8%
CCL Finance Ltd., 9.5%, 2014 (n)	$2,118,000	$2,467,470
CCL Finance Ltd., 9.5%, 2014	471,000	548,715
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	1,327,000	1,502,828

		$4,519,013
Entertainment - 0.6%
AMC Entertainment, Inc., 8.75%, 2019	$890,000	$965,650
AMC Entertainment, Inc., 9.75%, 2020 (z)	570,000	607,050
Cinemark USA, Inc., 8.625%, 2019	1,220,000	1,335,900
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)	440,000	475,200

		$3,383,800
Financial Institutions - 3.5%
CIT Group, Inc., 5.25%, 2014 (z)	$1,245,000	$1,275,066
CIT Group, Inc., 7%, 2014	1,090,000	1,110,438
CIT Group, Inc., 7%, 2016	1,570,000	1,581,775
CIT Group, Inc., 7%, 2017	4,445,000	4,481,116
CIT Group, Inc., 6.625%, 2018 (z)	1,212,000	1,301,887
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	1,325,000	1,376,344
GMAC, Inc., 8%, 2031	1,150,000	1,296,625
International Lease Finance Corp., 9%, 2017 (n)	1,475,000	1,659,375
International Lease Finance Corp., 7.125%, 2018 (n)	932,000	1,001,900
International Lease Finance Corp., 8.25%, 2020	280,000	312,200
Nationstar Mortgage LLC, 10.875%, 2015 (z)	1,220,000	1,259,650
SLM Corp., 8.45%, 2018	405,000	459,675
SLM Corp., 8%, 2020	1,625,000	1,799,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Springleaf Finance Corp., 6.9%, 2017		$1,720,000	$1,612,500

			$20,527,957
Food & Beverages - 1.6%
ARAMARK Corp., 8.5%, 2015		$1,495,000	$1,560,406
B&G Foods, Inc., 7.625%, 2018		1,020,000	1,095,225
Constellation Brands, Inc., 7.25%, 2016		1,615,000	1,760,350
Pinnacle Foods Finance LLC, 9.25%, 2015		1,115,000	1,165,175
Pinnacle Foods Finance LLC, 10.625%, 2017		330,000	354,750
Pinnacle Foods Finance LLC, 8.25%, 2017		245,000	259,088
Sigma Alimentos S.A., 5.625%, 2018 (z)		462,000	463,155
TreeHouse Foods, Inc., 7.75%, 2018		710,000	764,138
Tyson Foods, Inc., 6.85%, 2016		1,520,000	1,698,600

			$9,120,887
Forest & Paper Products - 1.8%
Boise, Inc., 8%, 2020		$1,100,000	$1,193,500
Cascades, Inc., 7.75%, 2017		1,025,000	1,094,188
Fibria Overseas Finance, 6.75%, 2021 (n)		530,000	557,825
Georgia-Pacific Corp., 7.125%, 2017 (n)		2,395,000	2,544,688
Georgia-Pacific Corp., 8%, 2024		420,000	489,300
Georgia-Pacific Corp., 7.25%, 2028		270,000	285,863
Graphic Packaging Holding Co., 7.875%, 2018		615,000	669,581
Inversiones CMPC S.A., 4.75%, 2018 (n)		1,682,000	1,659,576
JSG Funding PLC, 7.75%, 2015		65,000	66,625
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	933,125
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	152,006
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$883,000	940,395

			$10,586,672
Gaming & Lodging - 3.6%
American Casinos, Inc., 7.5%, 2021 (z)		$795,000	$813,881
Firekeepers Development Authority, 13.875%, 2015 (n)		760,000	894,900
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		405,000	211
Gaylord Entertainment Co., 6.75%, 2014		1,710,000	1,744,200
GWR Operating Partnership LLP, 10.875%, 2017		405,000	436,388
Harrah’s Operating Co., Inc., 11.25%, 2017		1,745,000	1,989,300
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,878
Harrah’s Operating Co., Inc., 10%, 2018		1,005,000	943,444
Host Hotels & Resorts, Inc., 6.75%, 2016		3,260,000	3,365,950
Host Hotels & Resorts, Inc., 9%, 2017		1,220,000	1,372,500
MGM Mirage, 10.375%, 2014		190,000	219,688
MGM Mirage, 11.125%, 2017		930,000	1,081,125
MGM Resorts International, 11.375%, 2018		550,000	627,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
MGM Resorts International, 9%, 2020		$860,000	$958,900
Penn National Gaming, Inc., 8.75%, 2019		1,555,000	1,706,613
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		990,000	1,081,575
Station Casinos, Inc., 6.5%, 2014 (d)		325,000	33
Station Casinos, Inc., 6.875%, 2016 (d)		1,450,000	145
Wyndham Worldwide Corp., 6%, 2016		1,175,000	1,257,688
Wyndham Worldwide Corp., 7.375%, 2020		850,000	941,356
Wynn Las Vegas LLC, 7.75%, 2020		1,370,000	1,496,725

			$20,933,500
Industrial - 0.6%
Altra Holdings, Inc., 8.125%, 2016		$595,000	$647,063
Diversey, Inc., 8.25%, 2019		720,000	777,600
Hillman Group, Inc., 10.875%, 2018 (z)		570,000	632,700
Hyva Global B.V., 8.625%, 2016 (z)		445,000	457,872
Mueller Water Products, Inc., 7.375%, 2017		620,000	615,350
Mueller Water Products, Inc., 8.75%, 2020		499,000	555,138

			$3,685,723
Insurance - 2.1%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,665,567
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	205,806
ING Groep N.V., 5.775% to 2015, FRN to 2049		$6,000,000	5,610,000
MetLife, Inc., 9.25% to 2038, FRN to 2038 (n)		1,500,000	1,875,000
Unum Group, 7.125%, 2016		1,829,000	2,108,603

			$12,464,976
Insurance - Property & Casualty - 1.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,615,000	$2,196,400
USI Holdings Corp., FRN, 4.137%, 2014 (n)		1,495,000	1,446,413
XL Group PLC, 6.5% to 2017, FRN to 2049		1,230,000	1,168,500
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,310,000	2,419,725
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)		146,000	145,553
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		680,000	703,800

			$8,080,391
International Market Quasi-Sovereign - 0.7%
Bank of Ireland, 2.75%, 2012 (n)		$1,520,000	$1,442,249
Canada Housing Trust, 4.6%, 2011 (n)	CAD	294,000	314,689
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		$2,500,000	2,152,163

			$3,909,101

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 8.2%
Commonwealth of Australia, 5.75%, 2021	AUD	214,000	$240,127
Federal Republic of Germany, 3.75%, 2015	EUR	1,954,000	3,040,873
Federal Republic of Germany, 6.25%, 2030	EUR	489,000	967,113
Government of Canada, 4.5%, 2015	CAD	531,000	607,921
Government of Canada, 4.25%, 2018	CAD	8,251,000	9,459,240
Government of Canada, 5.75%, 2033	CAD	96,000	132,269
Government of Japan, 1.5%, 2012	JPY	318,000,000	3,977,923
Government of Japan, 1.3%, 2014	JPY	131,000,000	1,669,182
Government of Japan, 1.7%, 2017	JPY	372,600,000	4,884,769
Government of Japan, 2.2%, 2027	JPY	358,200,000	4,649,950
Kingdom of Belgium, 5.5%, 2017	EUR	610,000	988,476
Kingdom of Spain, 4.6%, 2019	EUR	912,000	1,312,108
Kingdom of Sweden, 4.5%, 2015	SEK	1,965,000	345,492
Kingdom of the Netherlands, 5.5%, 2028	EUR	262,000	468,250
Republic of Austria, 4.65%, 2018	EUR	774,000	1,238,421
Republic of Finland, 3.875%, 2017	EUR	531,000	821,560
Republic of France, 4.75%, 2012	EUR	406,000	627,740
Republic of France, 4.75%, 2035	EUR	789,000	1,290,106
Republic of Ireland, 4.5%, 2020	EUR	445,000	441,934
Republic of Ireland, 5.4%, 2025	EUR	475,000	484,743
Republic of Italy, 4.75%, 2013	EUR	2,812,000	4,301,773
Republic of Italy, 5.25%, 2017	EUR	1,784,000	2,797,611
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,971,382
United Kingdom Treasury, 8%, 2021	GBP	304,000	700,918
United Kingdom Treasury, 4.25%, 2036	GBP	432,000	727,342

			$48,147,223
Machinery & Tools - 0.8%
Case Corp., 7.25%, 2016		$1,065,000	$1,163,513
Case New Holland, Inc., 7.875%, 2017 (n)		1,960,000	2,190,300
Rental Service Corp., 9.5%, 2014		702,000	735,345
RSC Equipment Rental, Inc., 8.25%, 2021		440,000	464,200

			$4,553,358
Major Banks - 3.0%
Bank of America Corp., 5.65%, 2018		$2,000,000	$2,130,098
Bank of America Corp., 8% to 2018, FRN to 2049		2,970,000	3,212,738
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		2,099,000	2,067,515
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	148,115
Credit Suisse (USA), Inc., 6%, 2018		$1,500,000	1,626,992
Goldman Sachs Group, Inc., 7.5%, 2019		1,200,000	1,424,981
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		500,000	549,365
JPMorgan Chase Capital XXII, 6.45%, 2037		324,000	329,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
JPMorgan Chase Capital XXVII, 7%, 2039		$85,000	$88,567
Morgan Stanley, 6.625%, 2018		2,000,000	2,232,764
National Westminster Bank PLC, FRN, 3.399%, 2049	EUR	330,000	386,136
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		$2,225,000	2,116,531
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		435,000	402,375
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		990,000	1,009,404

			$17,724,901
Medical & Health Technology & Services - 3.5%
Biomet, Inc., 10%, 2017		$560,000	$618,800
Biomet, Inc., 10.375%, 2017 (p)		420,000	466,725
Biomet, Inc., 11.625%, 2017		925,000	1,049,875
Community Health Systems, Inc., 8.875%, 2015		625,000	639,063
Davita, Inc., 6.375%, 2018		1,275,000	1,305,281
Davita, Inc., 6.625%, 2020		480,000	492,600
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	1,002,969
HCA, Inc., 9.25%, 2016		1,470,000	1,576,575
HCA, Inc., 8.5%, 2019		2,395,000	2,658,450
HealthSouth Corp., 8.125%, 2020		2,200,000	2,403,500
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,479,081
Tenet Healthcare Corp., 9.25%, 2015		910,000	996,450
United Surgical Partners International, Inc., 8.875%, 2017		560,000	589,400
United Surgical Partners International, Inc., 9.25%, 2017 (p)		650,000	688,188
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,640,000	1,707,650
Vanguard Health Systems, Inc., 8%, 2018		1,225,000	1,280,125
VWR Funding, Inc., 10.25%, 2015 (p)		1,415,000	1,485,750

			$20,440,482
Metals & Mining - 3.4%
ArcelorMittal, 6.5%, 2014		$1,300,000	$1,445,558
ArcelorMittal, 9.85%, 2019		1,790,000	2,306,046
Arch Coal, Inc., 7.25%, 2020		490,000	528,588
Arch Western Finance LLC, 6.75%, 2013		668,000	672,175
Bumi Investment Pte Ltd., 10.75%, 2017 (n)		500,000	578,750
Cloud Peak Energy, Inc., 8.25%, 2017		1,475,000	1,615,125
Cloud Peak Energy, Inc., 8.5%, 2019		1,135,000	1,262,688
Consol Energy, Inc., 8%, 2017		1,255,000	1,386,775
Consol Energy, Inc., 8.25%, 2020		505,000	563,075
Ferrexpo Finance PLC, 7.875%, 2016 (z)		1,465,000	1,512,702
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)		2,352,000	2,270,548
Metinvest B.V., 8.75%, 2018 (n)		320,000	343,200
Novelis, Inc., 8.375%, 2017		530,000	585,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Novelis, Inc., 8.75%, 2020	$280,000	$312,900
Southern Copper Corp., 7.5%, 2035	1,648,000	1,735,474
Southern Copper Corp., 6.75%, 2040	744,000	729,418
Teck Resources Ltd., 9.75%, 2014	366,000	445,434
Vale Overseas Ltd., 5.625%, 2019	218,000	232,001
Vale Overseas Ltd., 4.625%, 2020	681,000	673,728
Vale Overseas Ltd., 6.875%, 2039	474,000	512,729
Winsway Coking Coal Holdings Ltd., 8.5%, 2016 (z)	440,000	437,272

		$20,149,836
Mortgage-Backed - 1.8%
Fannie Mae, 6%, 2037	$958,521	$1,049,591
Fannie Mae, 5.5%, 2038	9,000,000	9,695,851

		$10,745,442
Natural Gas - Distribution - 0.1%
Ferrellgas Partners LP, 8.625%, 2020	$582,000	$631,470

Natural Gas - Pipeline - 1.4%
Atlas Pipeline Partners LP, 8.75%, 2018	$375,000	$406,875
Crosstex Energy, Inc., 8.875%, 2018	1,030,000	1,125,275
El Paso Corp., 7%, 2017	1,770,000	1,964,502
El Paso Corp., 7.75%, 2032	749,000	857,496
Energy Transfer Equity LP, 7.5%, 2020	1,445,000	1,582,275
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	527,000	572,454
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	340,000	358,700
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,261,200

		$8,128,777
Network & Telecom - 2.3%
BellSouth Corp., 6.55%, 2034	$3,213,000	$3,445,159
Cincinnati Bell, Inc., 8.25%, 2017	1,350,000	1,370,250
Cincinnati Bell, Inc., 8.75%, 2018	1,070,000	1,027,200
Citizens Communications Co., 9%, 2031	1,230,000	1,266,900
Frontier Communications Corp., 8.25%, 2017	290,000	314,288
Qwest Communications International, Inc., 8%, 2015	1,480,000	1,624,300
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,500,000	1,635,000
Telefonica Emisiones S.A.U., 2.582%, 2013	1,050,000	1,065,819
Windstream Corp., 8.125%, 2018	220,000	237,050
Windstream Corp., 7.75%, 2020	825,000	874,500
Windstream Corp., 7.75%, 2021 (z)	445,000	470,588

		$13,331,054

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.7%
Afren PLC, 11.5%, 2016 (n)	$335,000	$359,288
Edgen Murray Corp., 12.25%, 2015	530,000	533,975
Expro Finance Luxembourg, 8.5%, 2016 (n)	935,000	913,963
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	840,000	863,100
Pioneer Drilling Co., 9.875%, 2018	1,140,000	1,231,200

		$3,901,526
Oils - 0.5%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$2,005,000	$2,040,088
Petroplus Holdings AG, 9.375%, 2019 (n)	650,000	659,750

		$2,699,838
Other Banks & Diversified Financials - 4.1%
Alfa Bank, 7.75%, 2021 (z)	$1,449,000	$1,470,735
Banco PanAmericano S.A., 8.5%, 2020 (n)	665,000	716,538
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,490,667
Banco Votorantim S.A., 5.25%, 2016 (n)	816,000	824,160
Bangkok Bank (Hong Kong), 4.8%, 2020 (n)	1,293,000	1,236,382
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,957,000	2,016,107
BBVA Bancomer S.A. Texas, 6.5%, 2021 (z)	1,207,000	1,232,646
Bosphorus Financial Services Ltd., FRN, 2.113%, 2012	500,000	494,909
Capital One Financial Corp., 10.25%, 2039	1,110,000	1,198,800
Citigroup, Inc., 6.125%, 2018	1,500,000	1,656,344
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,583,000	3,009,557
Isbank GmbH, 5.1%, 2016 (n)	1,808,000	1,817,923
LBG Capital No.1 PLC, 7.875%, 2020 (n)	1,225,000	1,220,100
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,729,000	1,910,545
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (z)	2,074,000	2,058,445
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,510,000	1,509,944

		$23,863,802
Pharmaceuticals - 0.1%
Hypermarcas S.A., 6.5%, 2021 (z)	$452,000	$456,520

Pollution Control - 0.1%
Allied Waste North America, Inc., 7.125%, 2016	$625,000	$648,438

Precious Metals & Minerals - 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)	$384,000	$413,760

Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)	$32,653	$35,265
McClatchy Co., 11.5%, 2017	500,000	546,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - continued
Nielsen Finance LLC, 11.5%, 2016	$471,000	$556,958
Nielsen Finance LLC, 7.75%, 2018 (n)	475,000	511,813

		$1,650,286
Railroad & Shipping - 0.3%
Kansas City Southern Railway, 8%, 2015	$1,580,000	$1,714,300

Real Estate - 1.4%
CB Richard Ellis Group, Inc., 11.625%, 2017	$545,000	$644,463
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (z)	410,000	399,750
Country Garden Holding Co., 11.125%, 2018 (n)	319,000	334,153
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	990,000	1,061,775
Kennedy Wilson, Inc., 8.75%, 2019 (z)	745,000	761,763
Longfor Properties Co. Ltd., 9.5%, 2016 (z)	553,000	572,355
MPT Operating Partnership, 6.875%, 2021 (z)	610,000	613,050
Simon Property Group, Inc., REIT, 10.35%, 2019	2,200,000	3,060,754
Yanlord Land Group Ltd., 10.625%, 2018 (z)	640,000	656,000

		$8,104,063
Restaurants - 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$342,000	$348,840

Retailers - 1.6%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$230,000	$235,175
Chinos Acquisition Corp., 8.125%, 2019 (n)	450,000	445,500
Express LLC/Express Finance Corp., 8.75%, 2018	550,000	601,563
Home Depot, Inc., 5.875%, 2036	846,000	861,165
Limited Brands, Inc., 6.9%, 2017	630,000	675,675
Limited Brands, Inc., 6.95%, 2033	360,000	333,900
Neiman Marcus Group, Inc., 10.375%, 2015	1,650,000	1,740,750
QVC, Inc., 7.375%, 2020 (n)	620,000	651,000
Sally Beauty Holdings, Inc., 10.5%, 2016	1,255,000	1,366,381
Toys “R” Us Property Co. II LLC, 8.5%, 2017	660,000	709,500
Toys “R” Us, Inc., 10.75%, 2017	1,545,000	1,751,644
Yankee Holdings Corp., 10.25%, 2016 (p)(z)	260,000	267,800

		$9,640,053
Specialty Stores - 0.3%
GSC Holdings Corp., 8%, 2012	$259,000	$264,180
Michaels Stores, Inc., 11.375%, 2016	625,000	681,250
Michaels Stores, Inc., 7.75%, 2018 (n)	725,000	748,563

		$1,693,993

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supermarkets - 0.2%
Delhaize Group, 5.7%, 2040	$1,395,000	$1,333,719

Supranational - 0.3%
European Investment Bank, 5.125%, 2017	$1,500,000	$1,711,905

Telecommunications - Wireless - 4.3%
Clearwire Corp., 12%, 2015 (n)	$2,055,000	$2,234,813
Cricket Communications, Inc., 7.75%, 2016	735,000	784,613
Crown Castle International Corp., 9%, 2015	2,330,000	2,586,300
Crown Castle International Corp., 7.125%, 2019	370,000	395,438
Crown Castle Towers LLC, 6.113%, 2020 (n)	420,000	454,556
Digicel Group Ltd., 12%, 2014 (n)	400,000	469,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,330,000	1,409,800
Digicel Group Ltd., 10.5%, 2018 (n)	880,000	1,003,200
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	322,000	335,685
MetroPCS Wireless, Inc., 7.875%, 2018	1,060,000	1,142,150
Net Servicos de Comunicacao S.A., 7.5%, 2020	1,055,000	1,202,700
Nextel Communications, Inc., 7.375%, 2015	845,000	851,338
NII Holdings, Inc., 10%, 2016	820,000	940,950
NII Holdings, Inc., 8.875%, 2019	495,000	546,975
NII Holdings, Inc., 7.625%, 2021	445,000	470,588
SBA Communications Corp., 8%, 2016	340,000	368,475
SBA Communications Corp., 8.25%, 2019	590,000	651,213
Sprint Capital Corp., 6.875%, 2028	2,210,000	2,118,838
Sprint Nextel Corp., 8.375%, 2017	3,060,000	3,431,025
Sprint Nextel Corp., 8.75%, 2032	350,000	383,250
Telefonica Moviles Chile, 2.875%, 2015 (n)	348,000	340,627
VimpelCom Ltd., 7.748%, 2021 (n)	593,000	625,615
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	970,000	1,127,625
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	940,000	994,050

		$24,868,824
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$460,000	$477,250
Frontier Communications Corp., 8.125%, 2018	985,000	1,065,031

		$1,542,281
Tobacco - 0.4%
Reynolds American, Inc., 6.75%, 2017	$2,016,000	$2,325,412

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - 0.1%
Navios S.A. Logistics, Inc., 9.25%, 2019 (z)	$405,000	$413,100

Transportation - Services - 1.7%
ACL I Corp., 10.625%, 2016 (p)(z)	$745,000	$739,441
Aguila American Resources Ltd., 7.875%, 2018 (z)	590,000	603,275
American Petroleum Tankers LLC, 10.25%, 2015 (n)	457,000	484,420
Commercial Barge Line Co., 12.5%, 2017	1,695,000	1,966,200
Dematic S.A., 8.75%, 2016 (z)	790,000	806,788
Erac USA Finance Co., 7%, 2037 (n)	878,000	976,180
Hertz Corp., 8.875%, 2014	216,000	221,400
Hertz Corp., 7.5%, 2018 (n)	655,000	687,750
Hertz Corp., 7.375%, 2021 (n)	845,000	887,250
Navios Maritime Acquisition Corp., 8.625%, 2017	475,000	492,813
Navios Maritime Holdings, Inc., 8.875%, 2017	445,000	481,156
Swift Services Holdings, Inc., 10%, 2018 (z)	930,000	1,020,675
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	838,725

		$10,206,073
U.S. Treasury Obligations - 1.9%
U.S. Treasury Bonds, 4.5%, 2039 (f)	$11,103,000	$11,276,484

Utilities - Electric Power - 3.5%
AES Corp., 8%, 2017	$2,810,000	$3,055,875
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	805,000	851,308
Calpine Corp., 8%, 2016 (n)	940,000	1,029,300
Calpine Corp., 7.875%, 2020 (n)	1,150,000	1,239,125
CenterPoint Energy, Inc., 6.5%, 2018	600,000	679,096
Colbun S.A., 6%, 2020 (n)	997,000	1,033,352
Covanta Holding Corp., 7.25%, 2020	990,000	1,058,362
Dynegy Holdings, Inc., 7.5%, 2015	330,000	290,400
Dynegy Holdings, Inc., 7.75%, 2019	1,015,000	791,700
Edison Mission Energy, 7%, 2017	1,480,000	1,172,900
Energy Future Holdings Corp., 10%, 2020	1,370,000	1,466,010
Energy Future Holdings Corp., 10%, 2020	2,270,000	2,440,432
Genon Escrow Corp., 9.875%, 2020 (n)	1,410,000	1,508,700
NRG Energy, Inc., 7.375%, 2017	815,000	852,694
NRG Energy, Inc., 8.25%, 2020	320,000	336,800
System Energy Resources, Inc., 5.129%, 2014 (z)	804,460	826,228
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (z)	355,000	364,763
Waterford 3 Funding Corp., 8.09%, 2017	1,245,420	1,251,659

		$20,248,704
Total Bonds (Identified Cost, $616,953,886)		$655,917,346

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 0.4%
Issuer	Shares/Par	Value ($)

Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$446,657	$453,357

Automotive - 0.1%
Allison Transmission, Inc., Term Loan B, 2.99%, 2014	$719,268	$717,110

Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$196,159	$194,504
Local TV Finance LLC, Term Loan B, 2.36%, 2013	82,120	80,169

		$274,673
Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$56,408	$58,289

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan B, 7.25%, 2015	$146,115	$146,216

Gaming & Lodging - 0.1%
MGM Mirage, Term Loan, 7%, 2014	$599,177	$592,137
Total Floating Rate Loans (Identified Cost, $1,997,795)		$2,241,782

Common Stocks - 0.1%
Automotive - 0.1%
Accuride Corp. (a)	20,680	$286,418

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	8,368	$145,101
Golden Books Family Entertainment, Inc. (a)	19,975	0

		$145,101
Total Common Stocks (Identified Cost, $399,733)		$431,519

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (n)	480	$446,490
Citigroup Capital XIII, 7.875%	7,275	201,954
GMAC Capital Trust I, 8.125%	28,250	733,370
Total Preferred Stocks (Identified Cost, $1,346,986)		$1,381,814

Convertible Preferred Stocks - 0.3%
Automotive - 0.2%
General Motors Co., 4.75%	21,770	$1,084,364

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - continued
Insurance - 0.1%
MetLife, Inc., 5% (a)	11,590	$1,014,589
Total Convertible Preferred Stocks (Identified Cost, $2,046,045)		$2,098,953

Money Market Funds (v) - 3.5%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	20,636,462	$20,636,462
Total Investments (Identified Cost, $643,380,907)		$682,707,876

Other Assets, Less Liabilities - (16.9)%		(98,946,836)
Net Assets - 100.0%		$583,761,040

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $153,630,239, representing 26.32% of net assets.

(p)	Payment-in-kind security.

(q)	Interest received was less than stated coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$732,381	$739,441
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	570,000	607,050
Aguila American Resources Ltd., 7.875%, 2018	1/24/11-1/25/11	600,066	603,275
Alfa Bank, 7.75%, 2021	4/19/11-4/20/11	1,456,706	1,470,735
Allison Transmission, Inc., 7.125%, 2019	4/27/11	185,000	187,313

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
American Casinos, Inc., 7.5%, 2021	4/01/11	$798,962	$813,881
American Media, Inc., 13.5%, 2018	12/22/10	33,160	35,265
ARCap REIT, Inc., CDO, “H”, FRN, 6.064%, 2045	9/21/04	1,757,016	55,000
BBVA Bancomer S.A. Texas, 6.5%, 2021	3/03/11	1,190,811	1,232,646
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040	3/01/06	2,915,899	1,644,529
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	280,000	297,500
Building Materials Holding Corp., 6.75%, 2021	4/26/11	450,934	461,256
CEMEX S.A.B. de C.V., FRN, 5.301%, 2015	3/29/11	546,564	547,308
CIT Group, Inc., 5.25%, 2014	3/23/11	1,245,000	1,275,066
CIT Group, Inc., 6.625%, 2018	3/23/11	1,212,000	1,301,887
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	4/01/11	397,778	399,750
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021	4/20/11	1,213,664	1,225,587
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041	4/20/11	286,590	294,674
CPI International Acquisition, Inc., 8%, 2018	2/03/11	315,000	316,575
Cequel Communications Holdings, 8.625%, 2017	1/13/11	380,299	396,825
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	185,000	200,263
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	460,000	477,250
Dematic S.A., 8.75%, 2016	4/19/11-4/20/11	799,350	806,788
Falcon Franchise Loan LLC, FRN, 3.633%, 2025	1/29/03	450,873	395,340
Ferrexpo Finance PLC, 7.875%, 2016	3/31/11	1,465,000	1,512,702
First Data Corp., 12.625%, 2021	4/21/11	450,461	449,463
First Union National Bank Commercial Mortgage Trust, FRN, 1.328%, 2043	12/11/03	0	1,345
Franshion Development Ltd., 6.75%, 2021	4/08/11	438,000	434,715
Fufeng Group Ltd., 7.625%, 2016	4/06/11	238,000	230,563
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	2,041,870	2,093,994
GMAC LLC, FRN, 6.02%, 2033	11/17/00	768,102	1,286,138
Griffon Corp., 7.125%, 2018	3/14/11-4/28/11	944,529	958,531
Hillman Group, Inc., 10.875%, 2018	3/11/11	622,051	632,700
Hypermarcas S.A., 6.5%, 2021	4/14/11	443,895	456,520
Hyva Global B.V., 8.625%, 2016	3/17/11	445,000	457,872
Kennedy Wilson, Inc., 8.75%, 2019	3/31/11-4/07/11	741,330	761,763
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	1,300,931	1,322,205
Longfor Properties Co. Ltd., 9.5%, 2016	3/31/11	553,000	572,355
MPT Operating Partnership, 6.875%, 2021	4/19/11-4/29/11	613,675	613,050
Masonite International Corp., 8.25%, 2021	4/08/11	455,000	464,953
Morgan Stanley Capital I, Inc., FRN, 1.388%, 2039	7/20/04	188,848	235,876
Multi Security Asset Trust, “A3”, 5%, 2035	10/12/10	2,404,339	2,491,036
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10-12/20/10	452,797	475,200
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10-4/19/11	1,232,095	1,259,650
Navios S.A. Logistics, Inc., 9.25%, 2019	4/06/11-4/19/11	409,044	413,100

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Nortek, Inc., 8.5%, 2021	4/12/11	$1,100,000	$1,097,250
Odebrecht Finance Ltd., 6%, 2023	3/25/11	423,000	421,943
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	531,847	531,855
PTTEP Canada International Finance Ltd., 5.692%, 2021	3/29/11	1,695,000	1,713,661
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	334,334	341,963
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	2,652,951	2,599,274
RCI Banque S.A., 4.6%, 2016	4/05/11	265,850	270,279
Realogy Corp., 11.5%, 2017	4/21/11-4/26/11	342,057	338,813
Republic of Croatia, 6.375%, 2021	3/16/11	618,074	639,787
Republic of Georgia, 6.875%, 2021	4/07/11	212,197	213,840
Republic of Indonesia, 4.875%, 2021	4/27/11	659,284	671,000
Republic of Lithuania, 6.125%, 2021	3/02/11	208,165	220,480
Sigma Alimentos S.A., 5.625%, 2018	4/07/11	458,154	463,155
Swift Services Holdings, Inc., 10%, 2018	12/15/10-4/25/11	946,562	1,020,675
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	672,042	707,850
System Energy Resources, Inc., 5.129%, 2014	4/16/04	804,460	826,228
Telenet Finance Luxembourg, 6.375%, 2020	4/26/11	345,322	348,367
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020	4/14/11-4/15/11	355,183	364,763
Turkiye Garanti Bankasi A.S., 6.25%, 2021	4/14/11	2,055,085	2,058,445
UCI International, Inc., 8.625%, 2019	1/11/11	280,000	297,500
UPCB Finance III Ltd., 6.625%, 2020	2/07/11-4/21/11	1,289,629	1,272,973
Univision Communications, Inc., 6.875%, 2019	4/25/11	295,000	296,106
Windstream Corp., 7.75%, 2021	3/14/11	441,089	470,588
Winsway Coking Coal Holdings Ltd., 8.5%, 2016	4/01/11	440,000	437,272
Yankee Holdings Corp., 10.25%, 2016	2/10/11	265,656	267,800
Yanlord Land Group Ltd., 10.625%, 2018	3/22/11	640,000	656,000
Total Restricted Securities			$51,456,802
% of Net Assets			8.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro

Portfolio of Investments (unaudited) – continued

GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht

Derivative Contracts at 4/30/11

Forward Foreign Currency Exchange Contracts at 4/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	HSBC Bank	2,312,000	10/11/11	$1,421,894	$1,435,647	$13,753
BUY	CAD	HSBC Bank	1,456,000	7/12/11	1,519,135	1,536,290	17,155
BUY	CNY	Deutsche Bank AG	6,082,000	6/15/11	935,404	940,752	5,348
BUY	CNY	HSBC Bank	12,127,000	6/15/11	1,867,272	1,875,782	8,510
BUY	EUR	Citibank N.A.	2,048,000	6/15/11	2,903,859	3,029,831	125,972
BUY	EUR	Credit Suisse Group	1,033,000	7/12/11	1,492,096	1,527,077	34,981
BUY	EUR	JPMorgan Chase Bank N.A.	1,021,000	6/15/11	1,450,402	1,510,478	60,076
BUY	EUR	UBS AG	753,653	7/12/11	1,085,779	1,114,121	28,342
BUY	HUF	Citibank N.A.	268,840,000	7/12/11	1,453,142	1,494,202	41,060
BUY	IDR	HSBC Bank	25,812,809,000	5/11/11	2,864,907	3,009,799	144,892
BUY	IDR	JPMorgan Chase Bank N.A.	12,554,086,000	5/26/11	1,454,703	1,459,906	5,203
BUY	ILS	JPMorgan Chase Bank N.A.	10,403,000	6/13/11	2,913,026	3,071,316	158,290
BUY	JPY	Citibank N.A.	125,300,000	7/12/11	1,532,765	1,545,229	12,464
BUY	MXN	Credit Suisse Group	17,127,000	6/13/11	1,449,794	1,482,282	32,488
BUY	NOK	Deutsche Bank AG	24,798,000	7/12/11	4,509,629	4,706,728	197,099
BUY	PHP	Barclays Bank PLC	63,149,500	5/03/11	1,456,568	1,475,111	18,543
BUY	PHP	JPMorgan Chase Bank N.A.	125,813,000	5/03/11-6/24/11	2,908,330	2,934,795	26,465

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	PHP	JPMorgan Chase Bank N.A.	63,244,500	5/03/11	$1,481,136	$1,477,330	$3,806
BUY	SGD	Deutsche Bank AG	2,846,500	7/12/11	2,257,327	2,325,519	68,192
BUY	SGD	HSBC Bank	2,846,500	7/12/11	2,257,801	2,325,519	67,718

							$1,070,357

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	218,798	7/12/11	$227,665	$237,706	$(10,041)
SELL	CAD	Goldman Sachs International	8,602,733	7/12/11	8,895,115	9,077,125	(182,010)
BUY	CNY	Deutsche Bank AG	19,661,000	10/25/11	3,069,873	3,069,087	(786)
SELL	EUR	Deutsche Bank AG	200,138	7/12/11	283,972	295,863	(11,891)
SELL	EUR	HSBC Bank	4,919,066	7/12/11	6,984,945	7,271,825	(286,880)
SELL	EUR	UBS AG	16,238,082	6/15/11	22,411,703	24,022,778	(1,611,075)
SELL	GBP	Barclays Bank PLC	1,015,551	7/12/11	1,654,749	1,694,799	(40,050)
SELL	GBP	Deutsche Bank AG	1,015,551	7/12/11	1,655,363	1,694,799	(39,436)
SELL	ILS	JPMorgan Chase Bank N.A.	10,404,000	6/13/11	2,917,146	3,071,612	(154,466)
SELL	JPY	Credit Suisse Group	1,358,416,334	7/12/11	16,000,004	16,752,304	(752,300)
BUY	PHP	JPMorgan Chase Bank N.A.	63,244,500	6/24/11	1,486,357	1,473,227	(13,130)
SELL	PHP	Barclays Bank PLC	62,911,000	5/03/11	1,449,896	1,469,540	(19,644)
SELL	SEK	Credit Suisse Group	2,136,895	7/12/11	341,330	352,316	(10,986)
BUY	THB	HSBC Bank	43,446,000	7/25/11	1,453,530	1,452,841	(689)

							$(3,133,384)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 4/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$57,784,078	June - 2011	$(1,123,365)
U.S. Treasury Bond 30 yr (Short)	USD	8	979,000	June - 2011	(19,341)

					$(1,142,706)

At April 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $622,744,445)	$662,071,414
Underlying affiliated funds, at cost and value	20,636,462
Total investments, at value (identified cost, $643,380,907)		$682,707,876
Cash	1,012,562
Foreign currency, at value (identified cost, $356,625)	360,779
Receivables for
Forward foreign currency exchange contracts	1,070,357
Investments sold	10,201,636
Interest and dividends	11,548,224
Other assets	111,814
Total assets		$707,013,248
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	254,698
Forward foreign currency exchange contracts	3,133,384
Daily variation margin on open futures contracts	91,438
Investments purchased	19,235,199
Payable to affiliates
Investment adviser	38,168
Transfer agent and dividend disbursing costs	10,091
Payable for independent Trustees’ compensation	243,119
Accrued interest expense	107,529
Accrued expenses and other liabilities	138,582
Total liabilities		$123,252,208
Net assets		$583,761,040
Net assets consist of
Paid-in capital	$560,249,381
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	36,150,931
Accumulated net realized gain (loss) on investments and foreign currency transactions	(11,874,535)
Accumulated distributions in excess of net investment income	(764,737)
Net assets		$583,761,040
Shares of beneficial interest outstanding		78,378,104
Net asset value per share (net assets of $583,761,040 / 78,378,104 shares of beneficial interest outstanding)		$7.45

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$22,991,886
Dividends	19,185
Dividends from underlying affiliated funds	28,881
Total investment income		$23,039,952
Expenses
Management fee	$2,260,766
Transfer agent and dividend disbursing costs	83,141
Administrative services fee	43,594
Independent Trustees’ compensation	44,653
Stock exchange fee	34,229
Custodian fee	50,584
Interest expense	612,653
Shareholder communications	64,081
Auditing fees	33,773
Legal fees	6,131
Miscellaneous	16,105
Total expenses		$3,249,710
Fees paid indirectly	(493)
Reduction of expenses by investment adviser	(1,098)
Net expenses		$3,248,119
Net investment income		$19,791,833
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$12,511,908
Futures contracts	2,072,771
Foreign currency transactions	(2,498,224)
Net realized gain (loss) on investments and foreign currency transactions		$12,086,455
Change in unrealized appreciation (depreciation)
Investments	$(10,392,621)
Futures contracts	(711,565)
Translation of assets and liabilities in foreign currencies	1,301,805
Net unrealized gain (loss) on investments and foreign currency translation		$(9,802,381)
Net realized and unrealized gain (loss) on investments and foreign currency		$2,284,074
Change in net assets from operations		$22,075,907

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/11 (unaudited)	Year ended 10/31/10
Change in net assets
From operations
Net investment income	$19,791,833	$40,887,550
Net realized gain (loss) on investments and foreign currency transactions	12,086,455	30,872,706
Net unrealized gain (loss) on investments and foreign currency translation	(9,802,381)	18,431,787
Change in net assets from operations	$22,075,907	$90,192,043
Distributions declared to shareholders
From net investment income	$(21,632,360)	$(42,324,144)
Total change in net assets	$443,547	$47,867,899
Net assets
At beginning of period	583,317,493	535,449,594
At end of period (including accumulated distributions in excess of net investment income of $764,737 and undistributed net investment income of $1,075,790, respectively)	$583,761,040	$583,317,493

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/11 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Net increase in net assets from operations	$22,075,907
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(215,908,642)
Proceeds from disposition of investment securities	231,683,860
Proceeds from futures transactions	2,072,771
Purchases of short-term investments, net	(11,180,470)
Realized gain/loss on investments	(12,511,908)
Unrealized appreciation/depreciation on investments	10,392,621
Unrealized appreciation/depreciation on foreign currency contracts	(1,297,262)
Net amortization/accretion of income	(169,399)
Decrease in dividends and interest receivable	36,609
Decrease in accrued expenses and other liabilities	(54,930)
Decrease in payable for daily variation margin on open futures contracts	(109,796)
Decrease in restricted cash	90,000
Increase in other assets	(37,232)
Realized gain/loss on futures transactions	(2,072,771)
Net cash provided by operating activities	$23,009,358
Cash flows from financing activities:
Distributions paid in cash	(21,608,408)
Decrease in interest payable	(40,048)
Net cash used by financing activities	$(21,648,456)
Net increase in cash	$1,360,902
Cash:
Beginning of period	$12,439
End of period (including foreign currency of $360,779)	$1,373,341

Supplementary disclosure of cash flow information: cash paid during the period for interest $652,701.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$7.44		$6.83	$5.48	$6.68	$6.74	$6.74
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.52	$0.47	$0.34	$0.35	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.63	1.38	(1.16)	(0.05)	0.03
Total from investment operations	$0.29		$1.15	$1.85	$(0.82)	$0.30	$0.36
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.54)	$(0.51)	$(0.38)	$(0.36)	$(0.38)
Net increase from repurchase of capital shares	$—		$—	$0.01	$0.00 (w)	$—	$0.02
Net asset value, end of period	$7.45		$7.44	$6.83	$5.48	$6.68	$6.74
Per share market value, end of period	$6.72		$7.11	$6.06	$4.71	$5.84	$6.00
Total return at market value (%)	(1.60	)(n)	27.18	41.15	(13.80)	3.30	3.82
Total return at net asset value (%) (j)(r)(s)	4.25	(n)	18.08	36.73	(12.32)	5.19	6.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.25	1.07	0.88	0.84	0.88
Expenses after expense reductions (f)	1.14	(a)	1.25	1.06	0.88	0.84	0.88
Net investment income	6.92	(a)	7.39	7.76	5.22	5.29	4.93
Portfolio turnover	29		65	67	47	61	70
Net assets at end of period (000 omitted)	$583,761		$583,317	$535,450	$431,749	$528,058	$533,146
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.92	(a)	0.97	1.02	N/A	N/A	N/A
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	N/A	N/A	N/A
Asset coverage per $1,000 of indebtedness (k)	$6,838		$6,833	$6,354	N/A	N/A	N/A

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset

Notes to Financial Statements (unaudited) – continued

value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,320,695	$446,490	$145,101	$3,912,286
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	11,276,484	—	11,276,484
Non-U.S. Sovereign Debt	—	137,677,206	—	137,677,206
Corporate Bonds	—	348,374,035	0	348,374,035
Residential Mortgage-Backed Securities	—	11,750,576	—	11,750,576
Commercial Mortgage-Backed Securities	—	27,545,874	—	27,545,874

Notes to Financial Statements (unaudited) – continued

Investments at Value - continued	Level 1	Level 2	Level 3	Total
Asset-Backed Securities (including CDOs)	$—	$6,391,745	$—	$6,391,745
Foreign Bonds	—	112,901,426	—	112,901,426
Floating Rate Loans	—	2,241,782	—	2,241,782
Mutual Funds	20,636,462	—	—	20,636,462
Total Investments	$23,957,157	$658,605,618	$145,101	$682,707,876

Other Financial Instruments
Futures	$(1,142,706)	$—	$—	$(1,142,706)
Forward Foreign Currency Exchange Contracts	—	(2,063,027)	—	(2,063,027)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds
Balance as of 10/31/10	$33,385	$0
Realized gain (loss)	(11,674)	—
Change in unrealized appreciation (depreciation)	(21,711)	—
Sales	0	—
Transfers into level 3	145,101	—
Balance as of 4/30/11	$145,101	$0

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2011 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as

Notes to Financial Statements (unaudited) – continued

alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(1,142,706)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,070,357	(3,133,384)
Total		$1,070,357	$(4,276,090)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate	$2,072,771	$—	$—
Foreign Exchange	—	(2,502,533)	(75,608)
Total	$2,072,771	$(2,502,533)	$(75,608)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(711,565)	$—	$—
Foreign Exchange	—	1,297,262	73,147
Total	$(711,565)	$1,297,262	$73,147

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the

Notes to Financial Statements (unaudited) – continued

Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan

Notes to Financial Statements (unaudited) – continued

participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

The fund entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund entered into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for

Notes to Financial Statements (unaudited) – continued

financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/10
Ordinary income (including any short-term capital gains)	$42,324,144

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11
Cost of investments	$645,863,717
Gross appreciation	47,932,160
Gross depreciation	(11,088,001)
Net unrealized appreciation (depreciation)	$36,844,159

As of 10/31/10
Undistributed ordinary income	2,875,403
Capital loss carryforwards	(22,029,895)
Other temporary differences	(5,256,030)
Net unrealized appreciation (depreciation)	47,478,634

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/14	$(7,878,924)
10/31/15	(2,289,608)
10/31/16	(9,141,808)
10/31/17	(2,719,555)
$(22,029,895)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections

Notes to Financial Statements (unaudited) – continued

that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.79% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2011, these fees paid to MFSC amounted to $30,462.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0152% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $3,607 and the Retirement Deferral plan resulted in an expense of $4,874. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2011. The liability for deferred retirement benefits payable to certain

Notes to Financial Statements (unaudited) – continued

independent Trustees under both plans amounted to $178,009 at April 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $56,200 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,219 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,098, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$10,696,753	$0
Investments (non-U.S. Government securities)	$176,987,097	$197,081,160

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2011 and the year ended October 31, 2010, the fund did not repurchase any shares.

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2011, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The credit agreement matures on August 26, 2011. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $612,653 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2011, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.24%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,455,992	99,364,400	(88,183,930)	20,636,462

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,881	$20,636,462

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2011, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended April 30, 2011. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2010, and financial highlights for each of the five years in the period ended October 31, 2010, and in our report dated December 16, 2010, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 17, 2011

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS Multimarket Income Trust (the “Fund”) is set forth below. As of May 1, 2011, John F. Addeo was no longer a manager of the fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard O. Hawkins	Lead Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 1988.

Matthew W. Ryan	Emerging Markets Debt Securities Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1997.

David P. Cole	High Yield Debt Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004.

William J. Adams	High Yield Corporate Debt Securities Portfolio Manager	May 2011	Investment Officer of MFS; employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005

Compensation. Portfolio manager compensation is reviewed annually. As of December 31, 2010, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2010*, the following benchmarks were used to measure performance for the Fund:

Portfolio Manager	Benchmark(s)
Richard O. Hawkins	Citigroup World Government Bond Non-Dollar Hedged Index
JPMorgan Emerging Markets Bond Index Global
Barclays Capital U.S. High-Yield Corporate Bond Index
Barclays Capital U.S. Corporate Bond Index
Barclays Capital U.S. Government/Mortgage Bond Index

*	For any Portfolio Managers not listed in the table below, as of December 31, 2010, such portfolio manager’s performance bonus was not based on the pre-tax performance of the Fund relative to a benchmark.

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of May 2, 2011. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Richard O. Hawkins	N
Matthew W. Ryan	N
David P. Cole	N
William J. Adams	N

Other Accounts. In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of the Fund’s fiscal year ended October 31, 2010, were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard O. Hawkins	13	$17.7 billion	2	$1.1 billion	6	$698.0 million
Matthew W. Ryan	11	$6.0 billion	9	$3.0 billion	7	$5.9 billion
David P. Cole	10	$3.9 billion	2	$661.4 million	0	N/A
William J. Adams**	13	$4.5 billion	7	$2.0 billion	0	N/A

*	Includes the Fund.
**	As of May 2, 2011.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest.

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. A Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager of a significant percentage of the portfolio manager’s assets.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/10-11/30/10	0	N/A	0	7,837,810
12/01/10-12/31/10	0	N/A	0	7,837,810
1/01/11-1/31/11	0	N/A	0	7,837,810
2/01/11-2/28/11	0	N/A	0	7,837,810
3/01/11-3/31/11	0	N/A	0	7,837,810
4/01/11-4/30/11	0	N/A	0	7,837,810

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2011 plan year is 7,837,810.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.